Label	Element	Value
TIAA-CREF Enhanced Large-Cap Value Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TIAA-CREF Enhanced Large-Cap Value Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2017, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in large domestic companies included in the Fund’s benchmark index, the Russell 1000® Value Index, at the time of purchase, but not necessarily at index weightings. For purposes of the 80% investment policy, “large-cap” securities are securities of issuers with a capitalization equal to or greater than the top 80% of issuers by capitalization within the Russell 1000® Index at the time of purchase. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund follows an enhanced index management strategy. The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to the Russell 1000 Value Index while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match the index. The Russell 1000 Value Index is a subset of the Russell 1000 Index, which represents the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

Enhanced index strategies employ quantitative modeling techniques for both stock selection and portfolio construction. With enhanced indexing, the Fund may use several different investment techniques to seek to build a portfolio of stocks that is structured to resemble and share the risk characteristics of the Fund’s benchmark index, while also seeking to outperform the benchmark index. Enhanced indexing is designed so that the Fund diverges from its benchmark index more than a pure indexing strategy, with the goal of outperforming its benchmark index while effectively managing benchmark relative risks.

Under these quantitative modeling techniques, a number of variables related to individual stocks are evaluated to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the benchmark index, the Russell 1000 Value Index. The Fund uses a proprietary, quantitative stock scoring model to evaluate and score a broad universe of stocks in which the Fund invests.

Advisors will generally attempt to overweight securities (relative to the benchmark) that score high in the stock selection screening process and to either not hold or underweight securities that score low in the screening process. The Fund may also purchase foreign securities and securities issued in connection with reorganizations or other special situations. The Fund may also purchase and sell futures, options, swaps and other equity derivatives to carry out the Fund’s investment strategies. The Fund’s strategy is based upon Advisors’ understanding of the interplay of market factors and does not assure the Fund will perform as intended. The markets or the process of selecting individual securities may be affected by factors not taken into account in Advisors’ analysis.

Risk [Heading]	rr_RiskHeading	Principal investment risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund’s portfolio investments.

• Risks of Value Investing—Securities believed to be undervalued are subject to the risks that the issuer’s potential business prospects are not realized, its potential value is never recognized by the market or the securities were appropriately priced when acquired. As a result, value stocks can be overpriced when acquired and may not perform as anticipated.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Enhanced Index Risk—As an enhanced index fund, the Fund may also underperform its benchmark index due to differences between the investments of the Fund and its benchmark index.

• Quantitative Analysis Risk—The risk that stocks selected using quantitative modeling and analysis could perform differently from the market as a whole.

• Special Situation Risk—Stocks of companies involved in acquisitions, consolidations, tender offers or exchanges, takeovers, reorganizations, mergers and other special situations can involve the risk that such situations may not materialize or may develop in unexpected ways. Consequently, those stocks can involve more risk than ordinary securities.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures, options, single name or index credit default swaps, or forwards, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the Advisor Class. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional and Advisor classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the Advisor Class shares will vary from the after-tax returns presented for Institutional Class shares. Class W does not have a full year of performance and is not included in the table.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class W does not have a full year of performance and is not included in the table.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)† Enhanced Large-Cap Value Index Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter: 17.74%, for the quarter ended September 30, 2009. Worst quarter: -21.54%, for the quarter ended December 31, 2008.

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2018, was -2.70%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2018, was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.70%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.54%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the benchmark index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2017
TIAA-CREF Enhanced Large-Cap Value Index Fund | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
TIAA-CREF Enhanced Large-Cap Value Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFeeOverAssets	none
Management fees	rr_ManagementFeesOverAssets	0.32%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.33%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	106
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 418
Annual Return 2008	rr_AnnualReturn2008	(36.43%)
Annual Return 2009	rr_AnnualReturn2009	19.25%
Annual Return 2010	rr_AnnualReturn2010	13.62%
Annual Return 2011	rr_AnnualReturn2011	0.55%
Annual Return 2012	rr_AnnualReturn2012	15.81%
Annual Return 2013	rr_AnnualReturn2013	33.26%
Annual Return 2014	rr_AnnualReturn2014	10.54%
Annual Return 2015	rr_AnnualReturn2015	(2.82%)
Annual Return 2016	rr_AnnualReturn2016	15.02%
Annual Return 2017	rr_AnnualReturn2017	13.96%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
TIAA-CREF Enhanced Large-Cap Value Index Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.06%
TIAA-CREF Enhanced Large-Cap Value Index Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.88%
TIAA-CREF Enhanced Large-Cap Value Index Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFeeOverAssets	none
Management fees	rr_ManagementFeesOverAssets	0.32%
Other expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.42%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.42%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect estimate for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	135
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	235
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 530
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.39%	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.52%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 04, 2015
TIAA-CREF Enhanced Large-Cap Value Index Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFeeOverAssets	none
Management fees	rr_ManagementFeesOverAssets	0.31%	[4]
Other expenses	rr_OtherExpensesOverAssets	0.02%	[4]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.33%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1],[5]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	none
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimate is for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	none
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	none
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	none
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	none

[1]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.40% of average daily net assets for Institutional Class shares; (ii) 0.55% of average daily net assets for Advisor Class shares; and (iii) 0.40% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2019, with respect to Class W shares, and February 28, 2019, with respect to all other share classes, unless changed with approval of the Board of Trustees.
[2]	Restated to reflect estimate for the current fiscal year.
[3]	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Advisor Class. If those expenses had been reflected, the performance would have been lower.
[4]	Estimate is for the current fiscal year.
[5]	Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W's Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.